Offerings - Offering: 1	Aug. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 6,938,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,062.21
Offering Note

(1)	Aggregate number of securities to which transaction applies: As of August 22, 2025 the maximum number of shares of common stock to which this transaction applies is (a) 118,656,354 shares of common stock entitled to receive the per share merger consideration; and (b) 2,300 shares of Company Series E-1 Preferred Stock (“Series E-1 Shares”) and 1,573 shares of Company Series G-1 Preferred Stock (“Series G-1 Shares”), each of which shall be entitled to a one to one exchange with Aditxt Series A-2 Preferred Stock (the “Parent Preferred Stock”).

(2)	Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The proposed maximum aggregate value of the transaction is calculated based on the sum of (a) $1,800,000 which represents the cash payment amount to be paid by Aditxt, Inc. (“Aditxt”), to purchase all shares of Company common stock, in connection with the completion of the transactions contemplated by that certain Amended and Restated Agreement and Plan of Merger, dated July 12, 2024 (the “Merger Agreement”), by and among Aditxt, Evofem Biosciences, Inc. (the “Company”), and Adifem, Inc., a Delaware corporation and wholly owned subsidiary of Aditxt, and (b) $5,138,000.00, representing (i) an estimated 5,138 Parent Preferred Stock shares that will be issued to those holders of Company Series E-1 Shares and Company Series G-1 Shares in connection with the completion of the transactions contemplated by the Merger Agreement multiplied by (ii) $1,000.00, which is the stated value of the Parent Preferred Stock, par value $0.001 per share, as listed in form of Certificate of Designation which is Appendix L herein.

(3)	In accordance with Section 14(g) of the Exchange Act and Rule 0-11 of the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction calculated in note (2) above by 0.00015310.

(4)

Pursuant to Rule 416(a) under the Securities Act of 1933, the Registrant is also registering an indeterminate number of additional shares that may be issued and resold resulting from stock splits, stock dividends or similar transactions.